FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2009

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY           August 14, 2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $ 458,894  (thousands)

List of Other Included Managers:          None


                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                  June 30, 2009

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    Column 1                    Column 2   Column 3   Column 4         Column 5         Column 6    Column 7         Column 8

                                Title of    CUSIP      Value      Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                 Class               (x$1000)     Prin. Amt.  PRN Call  Discretion  Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ALLIANT TECHSYSTEMS INC            COM       018804104      9,883     120,000   SH         Sole                  120,000
CORRECTIONS CORP AMER NEW          COM NEW   22025Y407      7,985     470,000   SH         Sole                  470,000
CROWN HOLDINGS INC                 COM       228368106     11,104     460,000   SH         Sole                  460,000
DEL MONTE FOODS CO                 COM       24522P103     63,315   6,750,000   SH         Sole                6,750,000
F M C CORP                         COM NEW   302491303     11,352     240,000   SH         Sole                  240,000
HARRIS CORP DEL                    COM       413875105      9,926     350,000   SH         Sole                  350,000
HUNTSMAN CORP                      COM       447011107      5,030   1,000,000   SH         Sole                1,000,000
MANTECH INTL CORP                  CL A      564563104     11,422     265,378   SH         Sole                  265,378
OWENS ILL INC                      COM NEW   690768403     89,632   3,200,000   SH         Sole                3,200,000
SEALED AIR CORP NEW                COM       81211K100      9,225     500,000   SH         Sole                  500,000
SMUCKER J M CO                     COM       832696405    136,248   2,800,000   SH         Sole                2,800,000
THERMO FISHER SCIENTIFIC INC       COM       883556102     93,771   2,300,000   SH         Sole                2,300,000